Note 7 - Balance Sheet Disclosures (Details Textual) € / shares in Units, $ / shares in Units, $ in Thousands											1 Months Ended						6 Months Ended	12 Months Ended					14 Months Ended
	Dec. 07, 2022 EUR (€) shares	Dec. 07, 2022 USD ($) shares	Jun. 13, 2022 EUR (€) shares	Jun. 13, 2022 USD ($) shares	May 11, 2022 EUR (€) shares	May 11, 2022 USD ($) shares	May 03, 2022 € / shares shares	Nov. 17, 2021 EUR (€) € / shares shares	Nov. 17, 2021 USD ($) shares	Nov. 08, 2021 € / shares shares	Aug. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($)	Feb. 28, 2022 EUR (€)	Nov. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares	Jun. 30, 2021 shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) € / shares shares		Dec. 31, 2020 EUR (€) € / shares		Dec. 31, 2019	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 07, 2022 USD ($)	May 03, 2022 $ / shares	Nov. 30, 2019 EUR (€)
Statement Line Items [Line Items]
Amortisation, intangible assets other than goodwill																		€ 68,000	€ 34,000		€ 11,000
Depreciation and amortisation, research and development																		632,000	284,000		171,000
Advance payments for assets under construction												€ 16,348,000						16,348,000
Lease commitments for short-term leases												150,000						150,000	4,000
Expense relating to variable lease payments not included in measurement of lease liabilities																		27,000
Other non-current financial assets												158,000						158,000	91,000	[1]
Other current financial assets												1,134,000						1,134,000	6,233,000
Subscribed capital												€ 9,957,000						€ 9,957,000	8,735,000	[1]
Par value per share (in EUR per share) | € / shares										€ 0.06
Increase in number of shares outstanding, new issuances (in shares) | shares					10,930,000	10,930,000				25,468,644
Issue of equity					€ 39,346,000	$ 41,534															36,008,000	[2]
Share issue related cost					€ 842,000																2,192,000
Proceeds from issuing shares								€ 142,334,000	$ 160,425
Payments for share issue costs								2,825,000
Increase (decrease) through conversion of convertible instruments, equity																			9,661,000
Capital Authorised																			€ 25,200,000
Advances, percent cancellable												17.00%						17.00%	10.00%					17.00%
Advances, percent cancellable, year one												31.00%						31.00%	18.00%					31.00%
Advances, percent cancellable, year two												9.00%						9.00%	58.00%					9.00%
Advances, percent cancellable, year three												5.00%						5.00%	13.00%					5.00%
Advances, percent cancellable, year four												39.00%						39.00%	1.00%					39.00%
Convertible debentures, original nominal amount | $																								$ 31,100
Issue of convertible instruments																					0
Other non-current non-financial liabilities												€ 469,000						€ 469,000	€ 0	[1]
Total current provisions												2,476,000				€ 111,000		2,476,000	2,202,000	[1]	111,000
Claims incurred but not reported												14,200,000,000						14,200,000,000
Provision for claim for certain benefits																		287,000
Services [member]
Statement Line Items [Line Items]
Total current provisions												€ 2,017,000						€ 2,017,000	2,137,000
Mandatory convertible notes [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares															€ 0.06
Conversion of loans, number of shares issued (in shares) | shares															737,664
Total borrowings								9,661,000							€ 9,661,000	6,800,000					6,800,000
Total par value of shares converted from debt recognized in subscribed capital															€ 44,000
Loan 1 [member]
Statement Line Items [Line Items]
Total borrowings																			€ 1,225,000
Borrowings, interest rate																			4.00%
First loan 2 [member]
Statement Line Items [Line Items]
Total borrowings																			€ 185,000
Borrowings, interest rate																			4.00%
Second loan 2 [member]
Statement Line Items [Line Items]
Total borrowings																€ 185,000			€ 100,000		€ 185,000
Subordinated loans [member]
Statement Line Items [Line Items]
Borrowings, interest rate																6.00%					6.00%
Participation rights [member]
Statement Line Items [Line Items]
Total borrowings								€ 9,617,000																			€ 1,383,000
Borrowings, interest rate																											3.50%
Bonus payment at maturity																											0.52%
Number of cars used in calculation of bonus payment at maturity																											1,000
Convertible debentures [member]
Statement Line Items [Line Items]
Total borrowings | $																								$ 31,100
Borrowings, interest rate												4.00%						4.00%						4.00%
Notional amount												€ 29,485,000						€ 29,485,000						$ 31,100
Percentage of upon event of default or triggering event).												12.00%						12.00%						12.00%
Conversion of debt, conversion price (in dollars per share) | $ / shares																								$ 1.75
Conversion of debt, conversion price, percentage of minimum daily volume-weighted average price												96.50%						96.50%						96.50%
Conversion of debt, conversion price, floor price (in dollars per share) | $ / shares																								$ 0.15
Conversion of debt, maximum beneficially percentage												4.99%						4.99%						4.99%
Conversion of debt, minimum conversion amount | $																								$ 2,500
Monthly convertible principal limit, maximum percentage of monthly trading volume												20.00%						20.00%						20.00%
Monthly convertible principal limit, benchmark | $																								$ 5,000
Issue of convertible instruments												€ 234,000	$ 250
Convertible debentures [member] | Interest rate on accrued interest [member]
Statement Line Items [Line Items]
Borrowings, interest rate												12.00%						12.00%						12.00%
Convertible debentures [member] | Payment premium [member]
Statement Line Items [Line Items]
Borrowings, interest rate												6.00%						6.00%						6.00%
Yorkville [member]
Statement Line Items [Line Items]
Convertible debentures, original amount	€ 29,485,000																								$ 31,100
Conversion of loans, number of shares issued (in shares) | shares	275,968	275,968
Increase (decrease) through conversion of convertible instruments, equity	€ 234,000	$ 250
Increase (decrease) through conversion of convertible instruments, carrying amount, equity	€ 286,000
B. Riley Securities, Inc [member]
Statement Line Items [Line Items]
Issue of equity | $		$ 135,000
Two investors [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, new issuances (in shares) | shares																	68,136
Each investor [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, new issuances (in shares) | shares										0.71
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | (per share)							€ 0.06	€ 0.06											€ 0.06							$ 4
Increase in number of shares outstanding, new issuances (in shares) | shares							10,000,000	10,000,000	10,000,000
Number of shares authorised (in shares) | shares																			320,000,000
Shares issued, price per share (in EUR per share) | € / shares								€ 15
Increase in number of shares outstanding, conversion of convertible securities (in shares) | shares								737,664	737,664
Ordinary shares [member] | Berenberg [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, new issuances (in shares) | shares			8,748,433	8,748,433
Issuance of equity, period (Month)			24 months	24 months
Percentage of trading volume			20.00%	20.00%
Proceeds from issuing shares			€ 17,254,000	$ 17,460
Payments for share issue costs			€ 771,000
Ordinary shares [member] | Underwriters [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares								€ 0.06
Increase in number of shares outstanding, new issuances (in shares) | shares								1,500,000	1,500,000
Shares issued, price per share (in EUR per share) | € / shares								€ 13.95
High-voting shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares																			€ 1.5
Number of shares authorised (in shares) | shares																			4,000,000
Subscribed capital [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares												93,946,073						93,946,073	73,577,641					93,946,073
Subscribed capital [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares																€ 0.06			€ 0.06		€ 0.06
Subscribed capital [member] | High-voting shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares																€ 1.5			€ 1.5		€ 1.5
Settlement of claim with former employee [member]
Statement Line Items [Line Items]
Provision settlement expense											€ 70,000
Bottom of range [member] | Subordinated loans [member]
Statement Line Items [Line Items]
Loan term (Year)																1 year
Bottom of range [member] | Participation rights [member]
Statement Line Items [Line Items]
Number of cars reserved																							2,000
Top of range [member] | Subordinated loans [member]
Statement Line Items [Line Items]
Loan term (Year)																4 years
Top of range [member] | Ordinary shares [member] | Berenberg [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, new issuances (in shares) | shares			150,000	150,000
Research and development [member]
Statement Line Items [Line Items]
Depreciation and amortisation, research and development																		€ 44,000	€ 22,000
Selling and distribution costs [member]
Statement Line Items [Line Items]
Depreciation and amortisation, selling and distributions expense																		6,000	4,000
General and administrative expenses [member]
Statement Line Items [Line Items]
Depreciation and amortisation, general and administrative																		€ 18,000	8,000
Buildings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)																		4 years
Buildings [member] | Top of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)																		8 years
Vehicles [member] | Bottom of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)																		2 years
Vehicles [member] | Top of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)																		3 years
PayPal reserve [member] | Paypal reserve released [member]
Statement Line Items [Line Items]
Reserve Released														€ 5,900,000
Other current financial assets														€ 395,000
Property, plant and equipment [member]
Statement Line Items [Line Items]
Prepayments												€ 9,241,000						€ 9,241,000	0
Development services [member]
Statement Line Items [Line Items]
Prepayments												4,019,000						4,019,000	0
Reclaimable VAT taxes [member]
Statement Line Items [Line Items]
VAT and other taxes												€ 3,098,000						€ 3,098,000	€ 0

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.
[2]	transaction costs of kEUR 2,192 were deducted from capital reserve